Recoverable Cash Advances (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Current and Non-current Portion Financial Liabilities

(€’000)	As at December 31,
	2021	2020
Non-Current portion as at January 1,	4 220	4 139
Non-Current portion as at December 31,	5 851	4 220

Current portion as at January 1,	371	346
Current portion as at December 31,	362	371

Total Recoverable Cash Advances as at January 1,	4 590	4 484
Total Recoverable Cash Advances as at December 31,	6 213	4 590

Summary of Information on Other Outstanding Advances

(in €’000)			Amounts received for the years ended December 31,				Amounts to be received		As at December 31, 2021
Id	Project	Contractual amount	Prior years	2020	2021	Cumulated cashed in	2022 and beyond	Status	Amount reimbursed (cumulative)

5915	C-Cathez	910	910	—	—	910	—	Exploitation	670
6633	C-Cathez	1 020	1 020	—	—	1 020	—	Exploitation	296
7027	C-Cathez	2 500	2 500	—	—	2 500	—	Exploitation	600
7502	CAR-T Cell	2 000	2 000	—	—	2 000	—	Exploitation	60
7685	THINK	3 496	3 146	350	—	3 496	—	Exploitation	70
8087	CYAD01 - Deplethink	2 492	623	1 447	—	2 070	422	Research	—
8088	CYAD02 - Cycle1	3 538	885	615	746	2 246	1 292	Research	—
1910028	CwalityCAR	2 102	—	749	199	948	1 154	Research	—
8212	CYAD-101	3 300	—	825	1 370	2 195	1 105	Research	—
8436	Immunicy	3 394	—	1 697	—	1 697	1 697	Research	—
8516	New engagers	1 095	—	—	274	274	821	Research	—

Total		25 847	11 083	5 684	2 589	19 356	6 491		1 696

Summary of Certain Terms and Conditions for the Recoverable Cash Advances
The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€’000)
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting on 01/06/13	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting on 01/01/15	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 2019	N/A
7685	1/01/17-31/12/19	45%	0.33%	From €35k to €70k starting in 2019 until 30% is reached.	Starting 2020	N/A
8087	01/05/19 - 30/06/21	45%	0.22%	From €25k to €75k starting in 2022 until 30% is reached	Starting 01/07/22	N/A
8088	01/05/19 - 31/12/21	45%	0.21%	From €35k to €106k starting in 2022 until 30% is reached	Starting 01/01/22	N/A
1910028	06/06/19 - 05/06/22	45%	0.01%	From €21k to €42k starting in 2022 until 30% is reached	Starting 06/06/22	N/A
8212	01/01/20 - 31/12/21	45%	0.46%	From €33K to €99K starting in 2022 until 30% is reached	Starting 01/01/22	N/A
8436	01/11/20 - 31/12/23	45%	0.32%	From €34K to €102K starting in 2024 until 30% is reached	Starting 01/01/24	N/A
8516	01/04/21 - 31/03/23	45%	0.10%	From €11K to €33K starting in 2024 until 30% is reached	Starting 01/04/24	N/A